ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

The gross and realizable value of accounts receivable are detailed as follows:

	June 30,	December 31,
	2024	2023
	(in thousands)
Accounts receivable	$51,603	$49,695
Allowance for credit losses	(15,332)	(14,979)
Total	$36,271	$34,716

Changes in allowances for credit losses consisted of:

Allowance for Credit Losses
(in thousands)
Balance at December 31, 2022	$(14,067)
Current period provision for expected credit losses	(87)
Foreign currency exchange adjustments	(825)
Balance at December 31, 2023	$(14,979)
Current period provision for expected credit losses	(419)
Foreign currency exchange adjustments	66
Balance at June 30, 2024	$(15,332)